Accounting Pronouncements (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets, less than	$ 7,430,848	$ 12,814,752
Liabilities, less than	4,808,690	$ 8,476,357
Accounting Standards Update 2016-02
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Assets, less than	250,000
Liabilities, less than	$ 250,000